Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Provision [Abstract]
Schedule of provisions
Site restoration and equipment dismantling (1)	Legal claims	Other	Total
$ millions

Balance as of January 1, 2025	244	13	36	293
Provisions recorded during the year	11	13	2	26
Provisions reversed during the year	-	-	(9)	(9)
Payments during the year	(42)	(1)	-	(43)
Translation differences	18	2	2	22
Balance as of December 31, 2025	231	27	31	289

(1)	Main items under 'Site restoration and equipment dismantling':